PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of other provisions
Movements in provisions are as follows:

	At December 31, 2022	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2023
	(€ thousand)
Warranty and recall campaigns provision	126,069	63,325	(50,573)	(7,751)	(572)	—	130,498
Legal proceedings and disputes	12,062	239	(2,833)	(1,879)	(74)	(35)	7,480
Environmental and other risks	42,563	26,526	(4,627)	(15,626)	(730)	1,192	49,298
Total provisions	180,694	90,090	(58,033)	(25,256)	(1,376)	1,157	187,276
The following table presents where the additional provisions to environmental and other risks recognized for the years ended December 31, 2023, 2022 and 2021 were recorded within the consolidated income statement.

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	25,128	15,616	10,562
Selling, general and administrative costs	1,398	1,562	1,744
Total	26,526	17,178	12,306